Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 132	$ 132
Accumulated depreciation	6,780	6,444
Accumulated amortization of other intangibles	$ 673	$ 593
Common stock, par value (USD per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	250	250
Common stock, shares issued (in shares)	113	113
Common stock, shares outstanding (in shares)	63	63
Treasury stock shares (in shares)	50	49